Retirement Benefits – Defined Benefit Obligations - Schedule of Principal Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
BWM [Member]
Financial:
Future salary growth	6.50%	7.00%	7.00%
Discount rate	9.20%	9.70%	9.70%
Demographic:
Number of employees	945	934	938
Average age	36 years	35 years	35 years
Average longevity	4 years	4 years	3 years
JAFRA [Member]
Financial:
Future salary growth	5.50%	5.50%	5.50%
Discount rate	9.75%	11.00%	9.30%
Demographic:
Number of employees	1,496	1,400	1,356
Average age	38 years	38 years	38 years
Average longevity	7 years	7 years	7 years